FINANCIAL INSTRUMENTS (Details) - Cash Flow Hedging $ in Millions	Dec. 30, 2017 USD ($)
Commodity contracts
Financial Instruments
Notional amount	$ 3.8
Foreign exchange contracts
Financial Instruments
Notional amount	$ 1,370.0